UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berson & Corrado Investment Advisors, LLC
Address:  25 West 43rd Street
          Suite 920
          New York, NY 10036

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Herman Lentz
Title: Chief Financial Officer
Phone: 212-9730-5444

Signature, Place, and Date of Signing:


 Herman Lentz               New York, NY            July 8, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               32
                                                  -----------------------

Form 13F Information Table Value Total:            180404(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2          COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                            TITLE OF                          VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP        (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
Aecom Technology Corp        COM              00766T100     12995.90    475344             SOLE                    475344
Alpha Natural Resources      COM              02076X102       333.30      7335             SOLE                      7335
Amern Tower Corp Class A     CL A             029912AF9      8744.03    167094             SOLE                    167094
Antares Pharma Inc           COM               36642106        34.26     15500             SOLE                     15500
Apple Computer Inc           COM              037833100       480.68      1432             SOLE                      1432
Atlas Energy LP              COM UNITS LP     04930A104       685.58     31550             SOLE                     31550
Berkshire Hathaway Cl B      CL B             084670207       528.57      6830             SOLE                      6830
Cardiome Pharma Cp NEW       COM NEW          14159U202        57.85     13000             SOLE                     13000
Cenovus Energy Inc           COM              15135U109      9578.44    254340             SOLE                    254340
Chevrontexaco Corp           COM              166764100       280.24      2725             SOLE                      2725
Chimera Investment Corp      COM              16934Q109        43.25     12500             SOLE                     12500
Companhia Vale Do Adr        COM              91912E105     11035.66    345404             SOLE                    345404
Encana Corporation           COM              292505104      6826.02    221696             SOLE                    221696
Exxon Mobil Corporation      COM              30231G102       451.66      5550             SOLE                      5550
Gencor Industries Inc        COM              368678108       122.72     16000             SOLE                     16000
Joy Global Inc               COM              481165108       232.86      2445             SOLE                      2445
Metlife Inc                  COM              59156R108      8429.58    192149             SOLE                    192149
National Oilwell Varco       COM              637071101     16719.73    213780             SOLE                    213780
Newcastle Investment Cp      COM              65105M108      7214.18   1248128             SOLE                   1248128
Posco Adr                    SPON ADR         693483109     10467.49     96368             SOLE                     96368
Promotora De Info Adr Af     ADR CL A SHS     74343G204       106.26     11450             SOLE                     11450
Promotora De Info Adr Bf     ADR CL B Conv    74343G303      3242.42    324242             SOLE                    324242
Proshs Ultrashrt S&P         PSHS ULSHT SP500 74347R883      6779.31    328471             SOLE                    328471
Prudential Financial Inc     COM              744320102      3767.71     59250             SOLE                     59250
Rentech Inc                  COM              760112102        14.95     14100             SOLE                     14100
Seadrill Ltd                 SHS              G7945E105      8590.01    243481             SOLE                    243481
Sigma Aldrich Corp           COM              826552101       280.31      3820             SOLE                      3820
Sirius Satellite Radio       COM              82967N108        55.63     25400             SOLE                     25400
Smart Card Mktg Sys          CL B             878742204         0.18     35000             SOLE                     35000
SRA International Inc        CL A             78464R105       906.42     29315             SOLE                     29315
Teekay Lng  Partners LPF     PARTNRSHP UNITS  Y8564M105     27073.31    731909             SOLE                    731909
Teekay Offshore Partners     PARTNERSHIP UN   Y8565J101     34325.00   1169506             SOLE                   1169506

TOTAL $180404 (X1000)

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